Goodwin Procter LLP

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August 12, 2016

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4720

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Suzanne Hayes

Re:	CRISPR Therapeutics AG

Amendment No. 3 to Draft Registration Statement on Form S-1

Submitted July 27, 2016

CIK No. 0001674416

Dear Ms. Hayes:

This letter is confidentially submitted on behalf of CRISPR Therapeutics AG (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s Amendment No. 3 to Draft Registration Statement on Form S-1, confidentially submitted on July 27, 2016 (the “Draft Registration Statement”), as set forth in the Staff’s letter dated August 5, 2016 addressed to Dr. Rodger Novak, Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently confidentially submitting its Amendment No. 4 to the Draft Registration Statement (“Amendment No. 4”), which includes changes to the Draft Registration Statement in response to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Draft Registration Statement, and page references in the responses refer to Amendment No. 4. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in Amendment No. 4.

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August 12, 2016

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to confidentially submitting this letter via EDGAR, we are sending via Federal Express five (5) copies of each of this letter and Amendment No. 4 (marked to show changes from the Draft Registration Statement).

Note to Consolidated Financial Statements

Note 7. Convertible Loans

2015 Convertible Loan Agreement with Vertex and certain existing shareholders, page F-20

1.	We acknowledge your response to prior comment two. Please provide us a further analysis supporting your conclusion that the conversion feature at the issuance date was not substantive. In this regard, it is not clear from your response why the terms that you address regarding a qualified financing was not considered substantive at the issuance date. In addition, please address all conversion terms described herein so as to help us understand why the conversion feature was not considered substantive at the issuance date. Refer to ASC 470-20-40-7 through 10.

RESPONSE: The Company respectfully advises that Staff that the Vertex Convertible Loan contained four distinct conversion features including:

(i)	Mandatory conversion in case of a qualified financing;

(ii)	Mandatory conversion at maturity;

(iii)	Mandatory conversion upon an initial public offering (“IPO”); and

(iv)	Voluntary conversion in case of a liquidation event.

Each of these features were evaluated under ASC 815, Derivatives and Hedging, to determine whether bifurcation and separate accounting from the debt host instrument was required, as follows:

Mandatory conversion in case of a qualified financing

Upon a Qualified Financing, as defined in the Vertex Loan Agreement, the loan automatically converts into the new shares at the same price paid by the new investors. Management determined that this feature was not considered a conversion option because the value the holders would receive upon conversion does not vary based on the value of the underlying equity at the time of conversion, rather, they would receive a variable number of shares with an aggregate fair value equal to the debt principal outstanding. Next management considered whether this feature and the host instrument should be evaluated under ASC 480 as share-settled debt. However, as the decision to enter into a qualified financing is within the control of the Company, management concluded that it was not considered share-settled debt. As a result, this feature was evaluated as a

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redemption feature under the four step model in ASC 815-15-25-42 and 25-43. As the convertible loan did not have an indexed pay-off or involve a substantial premium or discount, the redemption feature was considered clearly and closely related to the host instrument and bifurcation was not required.

In the Company’s prior response to the Staff’s comment two in the Comment Letter, the Company’s use of the phrase “The qualified financing feature was not considered to be a substantive conversion feature….” was meant to convey that this feature was ultimately evaluated by the Company as redemption feature (as described in further detail above) rather than a traditional conversion feature (in which case, the guidance of ASC 470-20-40-7 through 10 would require consideration).

Mandatory conversion at maturity

Upon maturity, the Vertex Loan Agreement automatically converts into Series B Preferred Shares at a conversion price of USD $9.33 per share (as adjusted to give effect to the share split). Management determined that this feature was considered a conversion option because the value the holders receive upon conversion varies based on the value of the underlying shares at the time of conversion. Although a conversion option embedded in a debt host is generally not considered clearly and closely related to the host instrument, the feature did not meet the definition of a derivative because the underlying shares were not readily convertible to cash (i.e. the Company’s preferred and common shares are not publicly traded ). As a non-bifurcated contingent conversion option, the feature was evaluated as a beneficial conversion feature, however its conversion price was above the fair value of both the Series B Preferred shares and the Common Shares on the issuance date. As a result, a beneficial conversion feature did not exist.

The Company respectfully advises the Staff that it determined that the guidance of ASC 470-20-40-7 through 10 was not applicable to this feature because this is an automatic conversion feature (i.e. it is not contingent upon the issuer’s exercise of a call option).

Mandatory conversion upon an IPO

Upon an IPO resulting in proceeds of at least $50 million, the Vertex Loan Agreement automatically converts into either (i) New Preferred Shares, defined as Series B Preferred Shares, at a conversion price of $9.33 per share (as adjusted to give effect to the share split) or (ii) common shares at a price paid by the investors in the IPO, at the option of the debt holders. As this feature had two settlement alternatives, it was evaluated as two separate features, as follows:

Conversion into Series B Preferred Shares at $9.33 per share

Management determined that this feature was considered a conversion option because the value the holders receive upon conversion varies based on the value of the underlying

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shares at the time of conversion. Although a conversion option embedded in a debt host is generally not considered clearly and closely related to the host instrument, the feature did not meet the definition of a derivative because the underlying shares were not readily convertible to cash (i.e. the Company’s preferred and common shares are not publicly traded). As a non-bifurcated contingent conversion option, the feature was evaluated as a beneficial conversion feature, however its conversion price was above the fair value of both the Series B Preferred Shares and the Common Shares on the issuance date. As a result, a beneficial conversion feature did not exist.

The Company respectfully advises the Staff that it determined that the guidance of ASC 470-20-40-7 through 10 was not applicable to this feature because this is an automatic conversion feature (i.e. while contingent upon the occurrence of an IPO, it is not contingent upon the issuer’s exercise of a call option).

Conversion into Common Shares at the price paid by the investors in the IPO

The Company respectfully advises the Staff that it determined that this feature was not considered a conversion option because the value the holders would receive upon conversion does not vary based on the value of the underlying equity at the time of conversion, rather, they would receive a variable number of shares with an aggregate fair value equal to the debt principal outstanding. Next management considered whether this feature and the host instrument should be evaluated under ASC 480 as share-settled debt. However, as the decision to enter into an IPO is within the control of the Company, the Company concluded that it was not considered share-settled debt. As a result, this feature was evaluated as a redemption feature under the four step model in ASC 815-15-25-42 and 25-43. As the convertible loan did not have an indexed pay-off or involve a substantial premium or discount, the redemption feature was considered clearly and closely related to the host instrument and bifurcation was not required.

Voluntary conversion in case of a liquidation event

Upon a Liquidation Event, as defined in the Vertex Loan Agreement, the debt holders have the option to convert the debt into either (i) common shares at a conversion price of $9.33 per share or (ii) New Preferred Shares at a conversion price of $9.33 per share. Although this feature had two settlement alternatives, they were both considered conversion options because the value the holder receives upon conversion varies based on the value of the underlying equity at the time of conversion. Although a conversion option embedded in a debt host is generally not considered clearly and closely related to the host instrument, the feature did not meet the definition of a derivative because the underlying shares were not readily convertible to cash (i.e. the Company’s preferred and common shares are not publicly traded). As a non-bifurcated contingent conversion option, the feature was evaluated as a beneficial conversion feature, however its accounting conversion price was above the fair value of both the Series B Preferred

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August 12, 2016

Shares and the Common Shares on the issuance date. As a result, a beneficial conversion feature did not exist.

The Company respectfully advises the Staff that it determined that the guidance of ASC 470-20-40-7 through 10 was not applicable to this feature because this optional conversion feature is not contingent upon the issuer’s exercise of a call option.

Note 9. Significant Contracts

Joint Venture with Bayer Healthcare LLC, page F-27

1.	We acknowledge your response to prior comment three.

•

Please tell us how you determined the fair value of the equity interest in the Joint Venture of $36.4 million, which you ascribed as part of the arrangement consideration and why you believe it to be reasonable and complies with ASC 820-10.

•

Please tell us how you determined the $71.4 million fair value of the license and why you believe it to be reasonable and complies with ASC 820-10. Although you disclose that it was determined based on the consideration paid and the fair value of the 50% interest in Casebia, it is unclear to what consideration paid you refer, and how consideration paid and the fair value of your interest in Casebia supports a determination of the fair value of the license.

•	Tell us why you used fair value rather than selling price in allocating arrangement consideration. Refer to ASC 605-25-30.

RESPONSE: In response the Staff’s comment and for the Staff’s convenience, the Company has broken out its responses under three sections responding to the three bullets in this comment.

A.	Please tell us how you determined the fair value of the equity interest in the Joint Venture of $36.4 million, which you ascribed as part of the arrangement consideration and why you believe it to be reasonable and complies with ASC 820-10.

RESPONSE: As described in Note 9. Significant Contracts – Joint Venture with Bayer Healthcare LLC of Amendment No. 4 (“Note 9”), the Company, with the assistance of a third party valuation specialist, utilized an income approach, specifically a discounted cash flow based on probability adjusted cash flows expected to be generated by the Joint Venture (as more fully described further in this response), to arrive at a total fair value of the Joint Venture of $72.7 million. The income

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approach is considered a reasonable valuation technique as noted in ASC 820-10-55-3F.

Based on the purpose and business plan of the Joint Venture, the Company estimated that the Joint Venture would identify a number of therapies in the future that would then be further developed via multiple collaboration agreements structured similarly to the Company’s Vertex Collaboration Agreement (an orderly transaction between two market participants) described in Note 9. Significant Contracts. These collaborations agreements would be expected to result in a number of development milestone payments paid to the Joint Venture over an estimated development period. The Company excluded future commercial milestone payments and royalty-based payments calculated based on the sales of drugs, which would likely be included in future collaboration agreements, from the discounted cash flow model given the preclinical nature of the CRISPR/Cas9 technology and the uncertainty and timing of when those payments would occur (upwards of 12 to 14 years from the date research begins). The milestone cash flows were then probability adjusted using industry studies around the clinical development success rates for investigational drugs and, after considering the estimated operating expenses of the Joint Venture, were then present valued using an appropriate discount rate.

As the Company received a 50% interest in the Joint Venture, the Company calculated 50% of the $72.7 million fair value in arriving at the fair value of their equity interest in the Joint Venture of $36.4 million.

B.	Please tell us how you determined the $71.4 million fair value of the license and why you believe it to be reasonable and complies with ASC 820-10. Although you disclose that it was determined based on the consideration paid and the fair value of the 50% interest in Casebia, it is unclear to what consideration paid you refer, and how consideration paid and the fair value of your interest in Casebia supports a determination of the fair value of the license.

RESPONSE: As described in Note 9. Significant Contracts – Joint Venture with Bayer Healthcare LLC, the Company viewed the total value received by the Company (the $35.0 million in cash payments from Casebia associated with the exclusive license and the $36.4 million fair value of the 50% interest in Casebia), as a reasonable market price determined by two market participants in an orderly transaction consistent with ASC 820-10-55-3A, and thus the best data point available in determining the fair value of the license. The consideration paid by Casebia referred to within Note 9. Significant Contracts is the $20.0 million technology access fee received by the Company at the date the license was delivered and the $15.0

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million which will be paid by Casebia to the Company upon the satisfaction of the conditions set forth in the License Agreement.

C.	Tell us why you used fair value rather than selling price in allocating arrangement consideration. Refer to ASC 605-25-30.

RESPONSE: The Company respectfully submits that the three elements included in the transaction included the Bayer Convertible Loan which is outside the scope of ASC 605-25 and none of the three elements are required to be subsequently measured at fair value pursuant to USGAAP. As a result, the Company concluded it was reasonable to allocate the proceeds on a relative fair value basis based on analogy to both:

(i)	the multiple-element guidance in ASC 605-25, which would require an allocation based on the relative-selling price (a concept similar to a relative fair value approach); and

(ii)	ASC 470-20-25-2, which would indicate that a relative fair value methodology should be used to allocate consideration received when multiple financial instruments are issued in a single transaction (as further described in Section 1.2.7, Allocation of Proceeds, of the EY Financial Reporting Developments – Issuers Accounting for Debt and Equity Financings attached at Appendix A to this response). Since none of the three elements are subsequently measured at fair value, this guidance would support an allocation of proceeds based on relative fair values.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1393.

Sincerely,

/s/ Robert E. Puopolo

Robert E. Puopolo

cc:	Rodger Novak, M.D., Chief Executive Officer, CRISPR Therapeutics AG

Marc Becker, Chief Financial Officer, CRISPR Therapeutics AG

Mitchell S. Bloom, Esq., Goodwin Procter LLP

Patrick O’Brien, Esq., Ropes & Gray LLP

Paul Kinsella, Esq., Ropes & Gray LLP

Appendix A

1.2.7. Allocation of proceeds

When multiple instruments are issued in a single transaction, the total proceeds from the transaction should be allocated among the individual freestanding instruments identified. The allocation occurs after identifying (1) all the freestanding instruments and (2) the subsequent measurement basis for those instruments. The subsequent measurement basis helps inform how the proceeds should be allocated. After the proceeds are allocated to the freestanding instruments, those instruments should be further evaluated for embedded features that may need to be bifurcated or separated.

Generally, proceeds may be allocated based on one of the following methods:

•	Fair value method – The instrument being analyzed is allocated a portion of the proceeds equal to its fair value, with the remaining proceeds allocated to the other instruments as appropriate.

•

Relative fair value method – The instrument being analyzed is allocated a portion of the proceeds based on the proportion of its fair value to the sum of the fair values of all the instruments covered in the allocation.

•	Residual value method – The instrument being analyzed is allocated the remaining proceeds after an allocation is made to all other instruments covered in the allocation.

If debt or stock is issued with detachable warrants, the guidance in ASC 470-20-25-2 (applied by analogy to stock) requires that the proceeds be allocated to the two instruments based on their relative fair values. This method is generally appropriate if debt or stock is issued with any other freestanding instrument that is classified in equity (such as a detachable forward contract) or as a liability but not subject to subsequent fair value accounting (such as detachable forward contract to purchase shares – accounted for under an accretion model in ASC 480).

We understand that the FASB staff and the SEC staff believe that a freestanding instrument issued in a basket transaction should be initially measured at fair value if it is required to be subsequently measured at fair value pursuant to US GAAP, with the residual proceeds from the transaction allocated to any remaining instruments based on their relative fair values.

The following is a general outline of the application of the allocation methods to certain combinations of instruments:

Instruments issued and subsequent measurement model	Allocation methodology
Instrument A – not at fair value Instrument B – not at fair value	Relative fair value basis of both instruments

Instrument A – at fair value Instrument B – not at fair value	Fair value to Instrument A and residual value to Instrument B

Instrument A – not at fair value Instrument B – not at fair value Instrument C – not at fair value	Relative fair value basis of all instruments

Instrument A – at fair value Instrument B – not at fair value Instrument C – not at fair value	Fair value to Instrument A with residual allocated to Instruments B and C on relative fair value basis

Instrument A – at fair value Instrument B – at fair value Instrument C – not at fair value	Fair value to both Instruments A and B with residual allocated to Instrument C

The amount of proceeds allocated to an instrument may affect the initial accounting for the instrument. For example, a redemption feature (put or call) in debt is an embedded derivative that may require bifurcation based in part on the existence of any premiums or discounts on the debt host. Likewise, the determination of whether a beneficial conversion feature exists may be strongly influenced by any discount on the instrument. Therefore, the allocation of proceeds is usually performed prior to completing the accounting analysis for each instrument.

If the sum of the fair values of the individual instruments being issued and the issuance proceeds are significantly different, there may be little or no proceeds allocated to the instrument(s) that are not subsequently measured at fair value. In that case, the issuer should challenge (1) the valuation of the individual financial instruments and (2) whether there are additional rights or obligations requiring separate accounting.

1.2.7.1 SEC staff’s view on allocation of proceeds when the fair value of a liability exceeds net proceeds received

At the 2014 AICPA National Conference on Current SEC and PCAOB Developments,1 the SEC staff discussed the allocation of proceeds received for the issuance of a hybrid instrument (e.g., convertible debt), when the fair value of financial liabilities required to be measured at fair value (e.g., an embedded derivative) is greater than the net proceeds the issuer received. The staff noted that although ASC 815 and ASC 470 provide allocation guidance for certain types of transactions, judgment is required to determine the allocation of proceeds in this situation.

The SEC staff cautioned that although there may be a substantive business purpose for these types of transactions, the registrant should (1) verify that the estimated fair value of the financial liability required to be measured at fair value (e.g., bifurcated embedded derivative) is appropriate under ASC 820, (2) evaluate whether the transaction was conducted on an arm’s-length basis, including whether the parties involved are related parties under ASC 850, and (3) if on an arm’s-length basis, evaluate all elements of the transaction to determine whether there are any other rights or privileges received that meet the definition of an asset under other applicable guidance.

[1]	Hillary H. Salo, 2014 – Refer to the SEC website at http://www.sec.gov/News/Speech/Detail/Speech/1370543610129.